Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-May-2019
Dates
Interest Period of the Class A-1, A-2B Notes (from... to)
Collection Period (from... to)
47
17-Jun-2019
Distribution Date
31-May-2019
1-May-2019
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-Jun-2019
Record Date
14-Jun-2019
30
33
17-Jun-2019
15-May-2019
15-Jun-2019
15-May-2019
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
369,000,000.00
0.000000
0.00
0.00
0.00
Class A-2A Notes
0.000000
323,000,000.00
0.000000
0.00
0.00
0.00
Class A-2B Notes
0.000000
215,000,000.00
0.000000
0.00
0.00
0.00
Class A-3 Notes
0.000000
441,580,000.00
0.000000
75,594,664.37
11,137,162.95
64,457,501.42
Class A-4 Notes
70.937344
157,000,000.00
0.410557
75,594,664.37
64,457,501.42
11,137,162.95
Total Note Balance
1,505,580,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
3,343,803.22
38,604,702.13
114,199,366.50
38,604,702.13
Pool Balance
117,984,972.78
106,406,006.77
1,616,945,465.46
1,544,188,085.19
72,757,380.27
3,785,606.28
103,062,203.55
38,608,085.19
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,604,702.13
2.50%
2.50%
38,608,085.19
2.50%
38,604,702.13
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.390000%
0.00
0.000000
0.00
0.000000
Class A-2A Notes
0.820000%
0.00
0.000000
0.00
0.000000
Class A-2B Notes
2.709630%
0.00
0.000000
0.00
0.000000
Class A-3 Notes
1.340000%
0.00
0.000000
0.00
0.000000
Class A-4 Notes
1.750000%
110,242.22
0.702180
11,247,405.17
71.639523
$11,247,405.17
Total
$110,242.22

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-May-2019
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
12,034,226.88
Recoveries
0.00
11,502,796.69
12,034,226.88
24,445.90
193,818.72
283,650.43
29,515.14
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees (max. $100,000 p.a.)
Nonrecoverable Advances to the Servicer
98,320.81
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
110,242.22
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
11,137,162.95
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
12,034,226.88
688,500.90
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
98,320.81
98,320.81
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
110,242.22
110,242.22
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
110,242.22
0.00
110,242.22
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
110,242.22
110,242.22
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
11,137,162.95
0.00
11,137,162.95
Aggregate Principal Distributable Amount
11,137,162.95
11,137,162.95
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-May-2019
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,860,470.21
0.00
0.00
3,860,470.21
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
21,968.48
7,546.66
7,546.66
7,546.66
29,515.14
3,860,470.21
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-May-2019
Pool Statistics
Principal Gross Losses
Pool Data
1,616,945,465.46
2.89%
15.61
54.46
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
117,984,972.78
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
2,743,451.94
0.00
76,169.32
106,406,006.77
13,406
14,056
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
51,910
8,759,344.75
2.83%
54.86
Pool Factor
6.58%
10.12

Investor Report
Mercedes-Benz Auto Receivables Trust 2015-1
Collection Period Ended

Amounts in USD
31-May-2019
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
106,406,006.77
13,406
100.00%
91-120 Days Delinquent
5
0.04%
44,575.67
61-90 Days Delinquent
26
0.23%
242,453.28
31-60 Days Delinquent
83
0.91%
968,019.44
Current
98.82%
105,150,958.38
13,292
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Loss Statistics
Average Net Loss / (Gain)
7,311.52
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
(0.781%)
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
(1.486%)
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
4,971,831.67
(138,942.65)
Principal Net Loss / (Gain)
Principal Recoveries
190,701.52
7,797,249.37
Principal Net Liquidation Proceeds
24,410.45
3,527,498.67
Principal Gross Losses
76,169.32
16,296,579.71
10
680
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.307%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
(1.289%)
(0.295%)
(0.053%)